Document and Entity Information	Apr. 08, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 08, 2019
Registrant Name	DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Central Index Key	0000796251
Amendment Flag	false
Document Creation Date	Apr. 08, 2019
Document Effective Date	Apr. 08, 2019
Prospectus Date	Jun. 01, 2018
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DTVXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DTPXX